Income taxes (Provision for Income Taxes) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current provision:
Federal	$ 1,129	$ 251	$ 54
State	40	58	26
Foreign	272	194	191
Total current provision	1,441	503	271
Deferred (benefit) provision:
Federal	(290)	(22)	(86)
State	(78)	(4)	19
Foreign	(34)	(50)	(20)
Total deferred benefit	(402)	(76)	(87)
Total provision	$ 1,039	$ 427	$ 184